General Information (Tables)	6 Months Ended
Jun. 30, 2023
General Information [Abstract]
Summary of Information about Consolidated Financial Statements and Company Principal Subsidiaries

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/ establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs

Maxpro Capital Acquisition Corp.	Delaware, United States June 2, 2021	Former special purpose acquisition company

Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs

Apollomics (Hong Kong) Limited	Hong Kong, China June 24,2019	Investment holding

Zhejiang Crownmab Biotech Co., Ltd.	Hangzhou, China May 29, 2018	Investment holding and research and development of drugs

Zhejiang Crown Bochuang Biopharma Co., Ltd.	Hangzhou, China May 29, 2020	Research and development of drugs